Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION [Abstract]
Tax holiday effect	$ 16,174	$ 7,981	$ 23,271
Basic net income per share effect	$ 0.41	$ 0.20	$ 0.60